Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Accounting Policies [Abstract]
Basis of preparation
Basis of preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”). The financial statements were approved by the Board of Directors on March 20, 2018.

Basis of consolidation
Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries, which are entities controlled by the Company. Control exists when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date that control commences until the date that control ceases.

Non-controlling interests represent equity interests in subsidiaries owned by outside parties. Changes in the parent company’s ownership interest in subsidiaries that do not result in a loss of control are accounted for as equity transactions.

The principal subsidiaries of the Company and their geographical locations as at December 31, 2017 are as follows:

Name of the subsidiary	Ownership interest	Location

Dia Bras EXMIN Resources Inc.	100%	Canada
Sociedad Minera Corona, S. A. (“Corona”) [1]	81.84%	Perú
Dia Bras Peru, S. A. C. (“Dia Bras Peru”) [1]	100%	Perú
Dia Bras Mexicana, S. A. de C. V. (“Dia Bras Mexicana”)	100%	México
Servicios de Minería de la Sierra, S. A. de C. V.	100%	México
Bolívar Administradores, S. A. de C. V.	100%	México
Exploraciones Mineras Dia Bras, S. A. de C. V.	100%	México
EXMIN, S. A. de C. V.	100%	México

[1]The Company, through its wholly owned subsidiary Dia Bras Peru, holds an 81.84% interest in Corona, which represents 92.33% of the voting shares. The Company consolidates Corona's financial results and records a non-controlling interest for the 18.16% that it does not own.

Foreign currency translation
Foreign currency translation

(i)	Functional currency

Items included in the financial statements of each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”).

The functional currency of Sierra Metals Inc., the parent entity, is the Canadian dollar (“C$”). The functional currency of the Mexican and Peruvian subsidiaries is the United States dollar.

(ii)	Presentation currency

The financial statements of entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows: assets and liabilities – at the closing rate at the date of the statement of financial position, income and expenses – at the average rate of the period (as this is considered a reasonable approximation of the actual rates prevailing at the transaction dates). All resulting differences are recognized in other comprehensive income as cumulative translation adjustments.

(iii)	Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in currencies other than an entity’s functional currency are recognized in the consolidated statement of loss.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents include cash on hand, deposits held with banks, and other short-term highly liquid investments with original maturities of three months or less.
Financial Instruments
Financial Instruments

(i)	Initial measurement

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument.

(ii)	Classification and subsequent measurement

Subsequent measurement of financial assets and liabilities depends on the classification of such as assets and liabilities:

•	Classified at Fair Value Through Profit or Loss (“FVTPL”): A financial asset or liability is measured at fair value with changes in fair values recognized in the consolidated statement of income (loss) in the period in which they arise. A financial asset or liability is classified in this category if acquired principally for the purpose of selling or repurchasing in the short term. Transaction costs directly attributable to financial assets and liabilities classified as at FVTPL are expensed in the period in which they are incurred. Generally, the Company does not acquire financial assets for the purpose of selling in the short term. Derivatives are also included in this category unless they are designated as hedges. When the Company enters into derivative contracts these are designed to reduce the Company’s risk exposure related to assets, liabilities or anticipated transactions.

Derivatives embedded in other financial instruments or other host contracts are treated as separate derivatives when their risks and characteristics are not closely related to their host contracts. Commodity-based embedded derivatives resulting from provisional sales prices of metals in concentrate are recognised in revenue as described in note 2(l).

•	Loans and receivables: Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables are initially recognized at the amount expected to be received less, when material, a discount to reduce the loans and receivables to fair value. Subsequently, loans and receivables are measured at amortized cost using the effective interest rate method less any provision for impairment.

The effective interest rate method is a method of calculating the amortized cost of a financial asset or financial liability and of allocating the interest income or interest expense over the term of the financial asset or financial liability, respectively. The interest rate used in the calculation, is the rate that exactly discounts estimated future cash receipts or payments throughout the term of the financial instrument to the net carrying amount of the financial asset or liability.

•	Other financial liabilities: other financial liabilities are initially measured at fair value net of transaction costs incurred and are subsequently stated at amortised cost using the effective interest rate method.

(iii)	Impairment of financial assets

At each reporting date, the Company assesses whether there is objective evidence that a financial asset (other than a financial asset classified as FVTPL) is impaired. A financial asset is impaired and impairment losses are recognized when there is objective evidence of impairment as a result of one or more events that have occurred after initial recognition of the asset and these have a negative impact on the estimated future cash flows of the financial asset, which can be reliably estimated. An impairment loss is recognized in net income (loss) for the period measured as the difference between the financial assets’ carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s effective interest rate at initial recognition.

Impairment losses on financial assets carried at amortized cost can be reversed in subsequent periods if the amount of the loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized.

Segment reporting
Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker is responsible for allocating resources and assessing performance of the operating segments and has been identified as the President and Chief Executive Officer of the Company.

Inventories
Inventories

Inventories consist of concentrates, ore stockpiles, supplies and spare parts. Concentrates include stockpiled concentrates at milling operations or at warehouses. Stockpiled ore is comprised of in-process mineralized material awaiting processing at milling facilities and materials for use in milling operations. Concentrates and stockpiled ore are valued at the lower of average production cost and net realizable value (“NRV”). Concentrates and stockpiled ore inventory costs include all direct costs incurred in production including direct labor and materials, freight and amortization, and directly attributable overhead costs. NRV is calculated as the estimated price at the time of sale based on prevailing metal market prices less estimated future costs to convert the inventories into saleable form and estimated costs to sell. If the carrying value of inventory exceeds NRV, a write-down is recognized as production costs of sales in the consolidated statement of income (loss). If there is a subsequent increase in the value of the inventory, the previous write-downs to NRV are reversed up to cost to the extent that the related inventory has not been sold.

The supplies and spare parts inventories will be used for exploration and production and are valued at the lower of average cost and net realizable value. Cost includes acquisition, freight and other directly attributable costs.

Exploration and evaluation expenditure
Exploration and evaluation expenditure

Exploration and evaluation expenditure comprises costs that are directly attributable to:

•	Researching and analysing existing exploration data;

•	Conducting geological studies, exploratory drilling and sampling;

•	Examining and testing extraction and treatment methods; and /or

•	Compiling pre-feasibility and feasibility studies

Exploration expenditures are costs incurred in the search for resources suitable for commercial exploitation and these costs are expensed in the period incurred. Evaluation expenditures are costs incurred in determining the technical feasibility and commercial viability of a mineral resource. Evaluation expenditures are capitalized when there is a high degree of confidence in the project’s viability and thus it is probable that future economic benefits will flow to the Company. Any items of property, plant and equipment used for exploration and evaluation are capitalised within property, plant and equipment. Capitalized evaluation expenditures are considered to be tangible assets as they form part of the underlying mineral property and are recorded within property, plant and equipment - exploration and evaluation expenditures.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment is stated at cost, less accumulated depreciation and impairment losses. The cost of an item of property, plant and equipment comprises its purchase price, any costs directly attributable to bringing the assets to the location and condition necessary for it to be capable of operating in the manner intended by management and the estimated close down and restoration costs associated with the asset, and for qualifying assets, the associated borrowing costs. Once a mining project has been established as commercially viable, expenditure other than on land, buildings, plant and equipment is capitalized under ‘Mining properties’ together with any amount capitalized relating to that mining project from ‘Exploration and evaluation’.

Where an item of property, plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment and depreciated over their estimated useful lives.

Costs associated with commissioning new assets, in the period before they are capable of operating in the manner intended by management, are capitalized. Revenue generated during the development stage from the sale of concentrate and related costs can be deducted from capitalized costs only if the production of the saleable material is directly attributable to bringing the asset to the condition necessary for it to be capable of operating in the manner intended by management.

Development costs incurred after the commencement of production are capitalised to the extent they are expected to give rise to future economic benefits and these costs can be measured reliably. Repairs and maintenance costs are charged to the consolidated statement of income (loss) during the period in which they are incurred.

Property, plant and equipment is depreciated over its useful life, or over the remaining life of the mine if shorter. Depreciation commences when the asset is available for use. Land is not depreciated. The major categories of property, plant and equipment are depreciated on a straight line basis using the following average estimated useful lives below:

Useful lives	Years

Vehicles, furniture and other assets	3 to 10
Machinery and equipment	5 to 20
Bulidings and other constructions	5 to 50

Mineral properties are depleted over the life of the mine using the units of production method. In applying the units of production method, depletion is normally calculated using the quantity of material to be extracted in current and future periods based on proven and probable reserves or measured and indicated resources. Such non-reserve material may be included in depletion calculations in limited circumstances and where there is a high degree of confidence in its economic extraction.

The Company conducts an annual review of residual values, useful lives, depletion and depreciation methods used for property, plant and equipment. Changes to estimated residual values or useful lives are accounted for prospectively.

Impairment of non-financial assets
Impairment of non-financial assets

Property, plant and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Impairment is assessed at the level of cash generating units (‘CGUs’). The recoverable amount is the higher of an asset’s fair value less costs to sell or value in use.

Fair value less costs to sell is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction. The best evidence of fair value is the value obtained from an active market or binding sales agreement. Where this information is not available, fair value can be estimated as the present value of future cash flows expected to be realized from the continued use of the asset including expansion projects. Value in use is determined as the present value of expected future cash flows to be realized from the continued use of the asset in its present condition and from its ultimate disposal.

Capitalized exploration expenditures are reviewed for indicators of impairment, which included a decision to discontinue activities in a specific area and the existence of sufficient data indicating that the carrying amount of an exploration and evaluation asset is unlikely to be recovered from the development or sale of the asset.

Non-financial assets that have suffered impairment are tested for possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed.

Borrowing costs
Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets are capitalized and included in the carrying amounts of those assets until they are ready for their intended use. All other borrowing costs are recognized as an expense in the period incurred.

Revenue recognition
Revenue recognition

Revenue from the sale of concentrates is recognized when the significant risks and rewards of ownership have been transferred to the customer; the sales price and costs can be measured reliably,

the Company has no significant continuing involvement and it is probable that the economic benefits will flow to the Company. The risks and rewards of ownership are transferred when title and insurance risk have passed to the customer and the concentrate has been delivered to a contractually agreed location.

Revenue from the sale of concentrate is recorded net of charges for shipping, refining and smelting. Revenue from the sale of material by-products is included within revenue.

Revenues from metal concentrates are provisionally priced based upon provisional assays and quoted metal prices. Revenues are recorded at the time title passes to the buyer. The Company records adjustments to revenues at each reporting period based on the quoted forward prices for the expected settlement period. Accordingly, the value of the concentrate receivable changes as the underlying commodity prices change. This pricing mechanism gives rise to an embedded derivative in accounts receivable that is recognized at fair value with changes in value recorded in revenue. Adjustments for weights and assays are recorded when results are determinable or on final settlement.

Deferred revenue
Deferred revenue

The Company recognizes deferred revenue on the statement of financial position when it has received cash in return for an obligation to deliver concentrate in a future reporting period. As product is delivered under such an agreement, the deferred revenue balance is reduced as revenue is recognized on the statement of income.

Share capital
Share capital
Common shares are classified as equity. Incremental costs directly attributable to the issuance of the shares are recognized as a deduction from equity.
Share-based payments
Share-based payments

The fair value of the estimated number of stock options and restricted share units (“RSUs”) awarded to employees, officers and directors that will eventually vest, determined as of the date of grant, is recognized as share-based compensation expense over the vesting period of the stock options and RSUs, with a corresponding increase to equity. The fair value of each tranche is determined using the Black-Scholes option pricing model with market related inputs as of the date of grant. The fair value of RSUs is the market value of the underlying shares as of the date of grant. The number of awards expected to vest is reviewed at least annually, with any change in the estimate recognized immediately in share-based payments expense with a corresponding adjustment to equity.

Share repurchases
Share repurchases

The Company deducts from contributed surplus any excess of consideration paid over book value where the Company has repurchased any of its own common shares. Book value is calculated as the weighted average price of the shares issued and outstanding prior to the cancellation date.

Earnings (loss) per share
Earnings (loss) per share

Basic earnings (loss) per share (“EPS”) is calculated by dividing the net income (loss) for the period attributable to the shareholders of the Company by the weighted average number of common shares outstanding during the period.

Diluted EPS is calculated by adjusting the weighted average number of common shares outstanding for dilutive instruments. The number of shares included with respect to options, warrants and similar instruments is computed using the treasury stock method. The Company’s potentially dilutive common shares comprise stock options granted to employees. In periods of loss, basic and diluted EPS are the same, as the effect of dilutive instruments is anti-dilutive.

Income taxes
Income taxes

Tax expense comprises current and deferred income and resource taxes. Current income, deferred income and resources taxes are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that the parent is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Decommissioning and restoration liabilities
Decommissioning and restoration liabilities

Decommissioning and restoration costs include the dismantling and demolition of infrastructure, the removal of residual materials and the remediation of disturbed areas. These costs are a normal consequence of mining activity and the majority of these expenditures are expected to be incurred at the end of the life of mine. Estimated decommissioning and restoration costs are provided in the accounting period when the obligation arising from the related disturbance occurs, based on the net present value of the estimated future costs discounted using the credit adjusted risk free rate. This provision is adjusted in each reporting period to reflect known developments, e.g. revisions to costs estimates and the timing of cash out flows.

The initial decommissioning and restoration provision together with other movements resulting from changes in estimated cash flows or the credit adjusted risk free rates is capitalized within property, plant and equipment and amortized over the life of the asset to which it relates except where it relates to a closed mine where the expenses are recognized in the statement of loss. Provision is made for the estimated present value of costs of environmental clean-up obligations outstanding as at the date of the statement of financial position, and these costs are charged to the income statement as an operating cost.

The amortization or unwinding of the discount applied in establishing the net present value of provision is accreted to the income statement in each accounting period with each interest charge included as a financing cost rather than as an operating cost.